Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Directors' remuneration
Schedule of directors remuneration

	Salaries		Social	2017	2016	2015
	and fees	Bonuses	Security	Total	Total	Total
	US $	US $	US $	US $ (2)	US $	US $
Executive
Graham Lumsden(1)(2)	425,000	127,500	15,499	567,999	488,510	557,180
Non-executive
Robert Bertoldi(2)	125,000	—	9,563	134,563	137,783	135,126
Richard Morgan	113,500	—	—	113,500	177,725	217,072
Charlotta Ginman(3)	67,279	—	—	67,279	57,475	32,042
Jonathan Gold	194,004	—	—	194,004	114,094	25,881
Zaki Hosny	63,000	—	—	63,000	57,475	28,756
Mary Lake Polan	60,000	—	—	60,000	54,094	25,881
John Stakes(4)	—	—	—	—	30,869	28,756
Bruce Williams	64,000	—	—	64,000	54,094	25,881
Craig T. Albanese	38,333	—	—	38,333	—	—

Total	1,150,116	127,500	25,062	1,302,678	1,172,119	1,076,575

(1)

On February 28, 2018, Dr. Lumsden was awarded a cash bonus of $127,500 for services provided in 2017. A portion, or $42,500, of the cash bonus is contingent on meeting certain operational milestones in 2018.

(2)	Total remuneration for Dr. Lumsden and Mr. Bertoldi exclude employer 401k pension contributions of $7,950 and $6,075, respectively, during 2017.
(3)	Ms. Ginman’s remuneration for 2017 was £52,195 or US $67,279 based on an average exchange rate of 1.289 for the period.
(4)	Mr. Stakes resigned from the Board of Directors effective July 1, 2016.

Schedule of directors of the company have been awarded rights to subscribe for shares in the Group

				Exercise
	January 1,		December 31,	price	Grant	Expiry
	2017	Granted	2017	US $	date	date

Richard Morgan	73,215	—	73,215	$0.70	Jan 1, 2010	Jan 1, 2020
	6,179	—	6,179	$0.70	Jan 1, 2011	Jan 1, 2021
	502,950	—	502,950	0.14	Dec 4, 2014	Dec 4, 2024

	582,344	—	582,344

Craig T. Albanese	—	100,000	100,000	$0.44	May 4, 2017	May 4, 2027

	—	100,000	100,000

Robert Bertoldi	53,887	—	53,887	$0.70	Jan 1, 2010	Jan 1, 2020
	251,475	—	251,475	$0.14	Dec 4, 2014	Dec 4, 2024

	305,362	—	305,362

Charlotta Ginman	251,475	—	251,475	$0.14	Dec 4, 2014	Dec 4, 2024

	251,475	—	251,475

Jonathan Gold	73,502	—	73,502	$0.70	Jan 1, 2010	Jan 1, 2020
	5,964	—	5,964	$0.70	Jan 1, 2011	Jan 1, 2021
	251,475	—	251,475	$0.14	Dec 4, 2014	Dec 4, 2024

	330,941	—	330,941

Zaki Hosny	53,888	—	53,888	$0.70	Jun 18, 2009	Jun 18, 2019
	14,370	—	14,370	$0.70	Jan 1, 2010	Jan 1, 2020
	2,587	—	2,587	$0.70	Jan 1, 2011	Jan 1, 2021
	107,774	—	107,774	$0.14	Jan 30, 2013	Jan 30, 2023
	251,475	—	251,475	$0.14	Dec 4, 2014	Dec 4, 2024

	430,094	—	430,094

Graham Lumsden	574,800	—	574,800	$0.14	May 25, 2013	May 25, 2023
	2,874,000	—	2,874,000	$0.14	Dec 4, 2014	Dec 4, 2024
	—	1,000,000	1,000,000	$0.33	Feb 7, 2017	Feb 7, 2027
	—	700,000	700,000	$0.33	Feb 7, 2017	Feb 7, 2027

	3,448,800	1,700,000	5,148,800

Mary Lake Polan	67,036	—	67,036	$0.70	Jan 1, 2010	Jan 1, 2020
	5,461	—	5,461	$0.70	Jan 1, 2011	Jan 1, 2021
	251,474	—	251,474	$0.14	Dec 4, 2014	Dec 4, 2024

	323,971	—	323,971

Bruce Williams	67,252	—	67,252	$0.70	Jan 1, 2010	Jan 1, 2020
	28,740	—	28,740	$0.70	Jan 16, 2010	Jan 16, 2020
	71,850	—	71,850	$0.70	Nov 15, 2010	Jan 16, 2020
	2,802	—	2,802	$0.70	Jan 1, 2011	Jan 1, 2021
	251,474	—	251,474	$0.14	Dec 4, 2014	Dec 4, 2024

	422,118	—	422,118